Equity Securities	12 Months Ended
Dec. 31, 2020
Equity Securities [Abstract]
Equity Securities

Note 6: Equity Securities
Table 6.1 provides a summary of our equity securities by business purpose and accounting method, including equity securities with readily determinable fair values (marketable) and those without readily determinable fair values (nonmarketable).
Table 6.1: Equity Securities

(in millions)	Dec 31, 2020	Dec 31, 2019
Held for trading at fair value:
Marketable equity securities	$23,032	27,440
Not held for trading:
Fair value:
Marketable equity securities (1)	1,564	6,481
Nonmarketable equity securities	9,413	8,015
Total equity securities at fair value	10,977	14,496
Equity method:
Low-income housing tax credit investments	11,628	11,343
Private equity	2,960	3,459
Tax-advantaged renewable energy	5,458	3,811
New market tax credit and other	409	387
Total equity method	20,455	19,000
Other:
Federal Reserve Bank stock and other at cost (2)	3,588	4,790
Private equity (3)	4,208	2,515
Total equity securities not held for trading	39,228	40,801
Total equity securities	$62,260	68,241
(1)Includes $239 million and $3.8 billion at December 31, 2020 and 2019, respectively, related to securities held as economic hedges of our deferred compensation plan liabilities. In second quarter 2020, we entered into arrangements to transition our economic hedges of our deferred compensation plan liabilities from equity securities to derivative instruments.
(2)Includes $3.5 billion and $4.8 billion at December 31, 2020 and 2019, respectively, related to investments in Federal Reserve Bank and Federal Home Loan Bank stock.
(3)Represents nonmarketable equity securities accounted for under the measurement alternative.
Equity Securities Held for Trading
Equity securities held for trading purposes are marketable equity securities traded on organized exchanges. These securities are held as part of our customer accommodation trading activities. For additional information on these activities, see Note 2 (Trading Activities).

Equity Securities Not Held for Trading
We also hold equity securities unrelated to trading activities. These securities include private equity and tax credit investments, securities held as economic hedges or to meet regulatory requirements (for example, Federal Reserve Bank and Federal Home Loan Bank stock).

FAIR VALUE Marketable equity securities held for purposes other than trading consist of holdings of publicly traded equity securities held for investment purposes and, to a lesser extent, exchange-traded equity funds held to economically hedge obligations related to our deferred compensation plans. We account for certain nonmarketable equity securities under the fair value method, and substantially all of these securities are economically hedged with equity derivatives.

EQUITY METHOD Our equity method investments consist of tax credit and private equity investments, the majority of which are our low-income housing tax credit (LIHTC) investments.
We invest in affordable housing projects that qualify for the LIHTC, which are designed to promote private development of low-income housing. These investments typically generate a return through realization of federal tax credit and other tax benefits. We recognized pre-tax losses of $1.4 billion, $1.3 billion, and $1.2 billion for 2020, 2019 and 2018, respectively, related to our LIHTC investments. These losses were recognized in other noninterest income. We also recognized total tax benefits of $1.6 billion for 2020, and $1.5 billion for both 2019 and 2018, which included tax credits recorded to income taxes of $1.3 billion for 2020 and $1.2 billion for both 2019 and 2018. We are periodically required to provide additional financial support during the investment period. A liability is recognized for unfunded commitments that are both legally binding and probable of funding. These commitments are predominantly funded within three years of initial investment. Our liability for these unfunded commitments was $4.2 billion and $4.3 billion at December 31, 2020 and 2019, respectively. This liability for unfunded commitments is included in long-term debt.

OTHER The remaining portion of our nonmarketable equity securities portfolio consists of securities accounted for using the cost or measurement alternative.

Realized Gains and Losses Not Held for Trading
Table 6.2 provides a summary of the net gains and losses from equity securities not held for trading, which excludes equity method adjustments for our share of the investee’s earnings or losses that are recognized in other noninterest income. Gains and losses for securities held for trading are reported in net gains on trading and securities.
Table 6.2: Net Gains (Losses) from Equity Securities Not Held for Trading

	Year ended December 31,
(in millions)	2020	2019	2018
Net gains (losses) from equity securities carried at fair value:
Marketable equity securities	$63	1,067	(389)
Nonmarketable equity securities	1,414	2,413	709
Total equity securities carried at fair value	1,477	3,480	320
Net gains (losses) from nonmarketable equity securities not carried at fair value (1):
Impairment write-downs	(1,655)	(245)	(352)
Net unrealized gains related to measurement alternative observable transactions	1,651	567	418
Net realized gains on sale	359	1,161	1,504
All other	—	—	33
Total nonmarketable equity securities not carried at fair value	355	1,483	1,603
Net losses from economic hedge derivatives (2)	(1,167)	(2,120)	(408)
Total net gains from equity securities not held for trading	$665	2,843	1,515
(1)Includes impairment write-downs and net realized gains on sale related to private equity and venture capital investments in consolidated portfolio companies, which are not reported in equity securities on our consolidated balance sheet.
(2)Includes net gains (losses) on derivatives not designated as hedging instruments.
Measurement Alternative
Table 6.3 provides additional information about the impairment write-downs and observable price adjustments related to nonmarketable equity securities accounted for under the measurement alternative. Gains and losses related to these adjustments are also included in Table 6.2.
Table 6.3: Net Gains (Losses) from Measurement Alternative Equity Securities

	Year ended December 31,
(in millions)	2020	2019	2018
Net gains (losses) recognized in earnings during the period:
Gross unrealized gains due to observable price changes	$1,651	584	443
Gross unrealized losses due to observable price changes	—	(17)	(25)
Impairment write-downs	(954)	(116)	(33)
Realized net gains from sale	38	163	274
Total net gains recognized during the period	$735	614	659
Table 6.4 presents cumulative carrying value adjustments to nonmarketable equity securities accounted for under the measurement alternative that were still held at the end of each reporting period presented.
Table 6.4: Measurement Alternative Cumulative Gains (Losses)

	Year ended December 31,
(in millions)	2020	2019	2018
Cumulative gains (losses):
Gross unrealized gains due to observable price changes	$2,356	973	415
Gross unrealized losses due to observable price changes	(25)	(42)	(25)
Impairment write-downs	(969)	(134)	(33)